Loss per share (Details) - GBP (£) £ / shares in Units, £ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Numerator
Loss used in basic EPS and diluted EPS:	£ (1,842)	£ (3,806)
Denominator
Weighted average number of ordinary shares used in basic EPS	373,230,692,484	25,267,266,823
Basic loss per share	£ (0.000005)	£ (0.0002)
Diluted loss per share	£ (0.000005)	£ (0.0002)